SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Line Items]
SUBSEQUENT EVENTS
NOTE 16  - SUBSEQUENT EVENTS

a.	Public Offering of Ordinary Shares, Pre-Funded Warrants, and Ordinary Warrants.

On January 15, 2025 and January 17, 2025, the Company offered and sold (“Offering”) 143,067 ordinary shares, 103,847 pre-funded warrants to purchase up to 103,847  ordinary shares and 246,914 ordinary warrants to purchase up to 246,914 ordinary shares, at a purchase price of $20.25 per share or $20.25 per pre-funded warrant and accompanying ordinary warrant. The aggregate gross proceeds from the Offering were approximately $5,000, net of transaction costs of approximately $740.

The pre-funded warrants are immediately exercisable at an exercise price of $0.0015 per ordinary share and will not expire until exercised in full. The ordinary warrants have an exercise price of $20.25 per ordinary share, are immediately exercisable, and could be exercised for five years from issuance.

The Company also issued its placement agent warrants to purchase up to 17,284 ordinary shares. Those placement agent warrants have an exercise price of $25.31 per ordinary share, are exercisable for five years from the date of the commencement of sales in the Offering, and otherwise reflect substantially the same terms as the ordinary warrants sold in the Offering.

As of the date of these financial statements, a total of 42,683 investor warrants were exercised into 42,683 new Silexion ordinary shares, and 103,847 pre-funded warrants were exercised into 103,847 new Silexion ordinary shares, for total proceeds of $864.

b.	Induced Warrant Exercise Transaction

On January 29, 2025, the Company entered into an inducement offer letter agreement with holders of (“Inducement Offer”) 148,102 of the Company’s existing ordinary warrants that had been issued in the Offering. Under the Inducement Offer, on January 30, 2025, those holders exercised those warrants for cash and purchased 148,102 ordinary shares at a cash exercise price of $20.25 per share. In consideration, the Company’s issued them new ordinary warrants to purchase up to an aggregate of 148,102 ordinary shares at an exercise price of $22.50 per share (“New Ordinary Warrants”). The exercising holders also paid the Company an additional $1.88 per New Ordinary Warrants issued to them. The Company received aggregate gross proceeds of approximately $3,276 from the exercise of the existing warrants by the holders, net of placement agent fees and other offering expenses of approximately $463.

In connection with the issuance of the New Ordinary Warrants, the Company also issued to the placement agent warrants to purchase up to 10,368 ordinary shares, which have the same terms as the New Ordinary Warrants issued in the transactions, except that the placement agent warrants have an exercise price equal to $27.66 per share. Upon exercise for cash of any New Ordinary Warrants by the holders thereof, in certain circumstances, the placement agent will receive from the Company (i) a cash fee of 8.0% of the aggregate gross exercise price, and (ii) additional placement agent warrants exercisable for 7.0% of the ordinary shares issued upon exercise of those New Ordinary Warrants.

Both the New Ordinary Warrants and the placement agent warrants are immediately exercisable from the date of issuance until the 24-month anniversary of the effective date of the resale registration statement.

c.	Partial Conversion and Prospective Retirement of Underwriters Promissory Note

On March 13, 2025, the Company entered into a letter agreement (the “Note Conversion Inducement Agreement”) with EarlyBird pursuant to which the Company and EarlyBird agreed to the partial conversion and retirement of all remaining amounts due under the Underwriters Promissory Note. Under the agreement, EarlyBird agreed that the $880 principal and interest amount then outstanding under the note as of the date of the Note Conversion Inducement Agreement (the “Outstanding Amount”) would be retired in consideration of: (i) a cash payment by the Company in an amount of $400 (plus $15 for EarlyBird’s legal expenses) (the “Cash Amount”), (ii) conversion of a certain amount of the principal and interest due under the Underwriters Promissory Note via the issuance by the Company to EarlyBird of 18,519 ordinary shares (the “EBC Shares”), which conversion amount will be equal to the net proceeds received by EarlyBird from the sale of the EBC Shares (the “Conversion Amount”), and (iii) the payment in cash by the Company to EarlyBird of any remaining amount due under the Underwriters Promissory Note after deducting the Cash Amount and the Conversion Amount from the Outstanding Amount (the “Remaining Amount”).

On March 13, 2025, in accordance with the terms of the Note Conversion Inducement Agreement, the Company made the required payment of the Cash Amount to EarlyBird, and on March 14, 2025 the Company issued the EBC Shares to EarlyBird. Upon sale of the EBC Shares by EarlyBird and payment by the Company of any Remaining Amount that will be due to EarlyBird, the Underwriters Promissory Note will be retired.

d.	For information regarding the 1-for-15 reverse share split effected on July 28, 2025, see Note 1(h)